Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2023
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Feb. 28, 2023
Prospectus Summary | MainStay Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFAX
Prospectus Summary | MainStay Floating Rate Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFNX
Prospectus Summary | MainStay Floating Rate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFBX
Prospectus Summary | MainStay Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFCX
Prospectus Summary | MainStay Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFIX
Prospectus Summary | MainStay Floating Rate Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFHX
Prospectus Summary | MainStay Floating Rate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFEX
Prospectus Summary | MainStay Floating Rate Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFMX
Prospectus Summary | MainStay MacKay Short Duration High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHAX
Prospectus Summary | MainStay MacKay Short Duration High Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHVX
Prospectus Summary | MainStay MacKay Short Duration High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHCX
Prospectus Summary | MainStay MacKay Short Duration High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHIX
Prospectus Summary | MainStay MacKay Short Duration High Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHRX
Prospectus Summary | MainStay MacKay Short Duration High Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHTX
Prospectus Summary | MainStay MacKay Short Duration High Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHEX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMAX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMNX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMBX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMCX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMIX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMRX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRTX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRVX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRDX
Prospectus Summary | MainStay MacKay Total Return Bond Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMSX
Prospectus Summary | MainStay Short Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXAX
Prospectus Summary | MainStay Short Term Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXNX
Prospectus Summary | MainStay Short Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXIX
Prospectus Summary | MainStay Short Term Bond Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXMX
Prospectus Summary | MainStay MacKay California Tax Free Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCAX
Prospectus Summary | MainStay MacKay California Tax Free Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCVX
Prospectus Summary | MainStay MacKay California Tax Free Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCCX
Prospectus Summary | MainStay MacKay California Tax Free Opportunities Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCAMX
Prospectus Summary | MainStay MacKay California Tax Free Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCOIX
Prospectus Summary | MainStay MacKay California Tax Free Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSODX
Prospectus Summary | MainStay MacKay High Yield Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHAX
Prospectus Summary | MainStay MacKay High Yield Municipal Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHVX
Prospectus Summary | MainStay MacKay High Yield Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHDX
Prospectus Summary | MainStay MacKay High Yield Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHIX
Prospectus Summary | MainStay MacKay High Yield Municipal Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHEX
Prospectus Summary | MainStay MacKay New York Tax Free Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOAX
Prospectus Summary | MainStay MacKay New York Tax Free Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOVX
Prospectus Summary | MainStay MacKay New York Tax Free Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOCX
Prospectus Summary | MainStay MacKay New York Tax Free Opportunities Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOLX
Prospectus Summary | MainStay MacKay New York Tax Free Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNOIX
Prospectus Summary | MainStay MacKay New York Tax Free Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNODX
Prospectus Summary | MainStay Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNAX
Prospectus Summary | MainStay Balanced Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBINX
Prospectus Summary | MainStay Balanced Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNBX
Prospectus Summary | MainStay Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBACX
Prospectus Summary | MainStay Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAIX
Prospectus Summary | MainStay Balanced Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNRX
Prospectus Summary | MainStay Balanced Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBCRX
Prospectus Summary | MainStay Balanced Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBDRX
Prospectus Summary | MainStay Balanced Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBERX
Prospectus Summary | MainStay Epoch U.S. Equity Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLPX
Prospectus Summary | MainStay Epoch U.S. Equity Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLIX
Prospectus Summary | MainStay Epoch U.S. Equity Yield Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLBX
Prospectus Summary | MainStay Epoch U.S. Equity Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLKX
Prospectus Summary | MainStay Epoch U.S. Equity Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLCX
Prospectus Summary | MainStay Epoch U.S. Equity Yield Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLRX
Prospectus Summary | MainStay Epoch U.S. Equity Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLSX
Prospectus Summary | MainStay Epoch U.S. Equity Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLTX
Prospectus Summary | MainStay Epoch U.S. Equity Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLDX
Prospectus Summary | MainStay Epoch U.S. Equity Yield Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLMX
Prospectus Summary | MainStay S&P 500 Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSXAX
Prospectus Summary | MainStay S&P 500 Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSPX
Prospectus Summary | MainStay S&P 500 Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSPIX
Prospectus Summary | MainStay S&P 500 Index Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSXMX
Prospectus Summary | MainStay WMC Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGAX
Prospectus Summary | MainStay WMC Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGNX
Prospectus Summary | MainStay WMC Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGBX
Prospectus Summary | MainStay WMC Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGCX
Prospectus Summary | MainStay WMC Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGIX
Prospectus Summary | MainStay WMC Growth Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGRX
Prospectus Summary | MainStay WMC Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGDX
Prospectus Summary | MainStay WMC Small Companies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPAX
Prospectus Summary | MainStay WMC Small Companies Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOINX
Prospectus Summary | MainStay WMC Small Companies Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTBX
Prospectus Summary | MainStay WMC Small Companies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPCX
Prospectus Summary | MainStay WMC Small Companies Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPIX
Prospectus Summary | MainStay WMC Small Companies Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPRX
Prospectus Summary | MainStay WMC Small Companies Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTRX
Prospectus Summary | MainStay WMC Small Companies Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOVRX
Prospectus Summary | MainStay WMC Small Companies Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPDX
Prospectus Summary | MainStay Epoch International Choice Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEVX
Prospectus Summary | MainStay Epoch International Choice Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICELX
Prospectus Summary | MainStay Epoch International Choice Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEWX
Prospectus Summary | MainStay Epoch International Choice Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEUX
Prospectus Summary | MainStay Epoch International Choice Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICETX
Prospectus Summary | MainStay Epoch International Choice Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEYX
Prospectus Summary | MainStay Epoch International Choice Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEZX
Prospectus Summary | MainStay Epoch International Choice Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICERX
Prospectus Summary | MainStay WMC International Research Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYITX
Prospectus Summary | MainStay WMC International Research Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYINX
Prospectus Summary | MainStay WMC International Research Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYICX
Prospectus Summary | MainStay WMC International Research Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYIIX
Prospectus Summary | MainStay WMC International Research Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYTDX
Prospectus Summary | MainStay Candriam Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYAX
Prospectus Summary | MainStay Candriam Emerging Markets Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYVX
Prospectus Summary | MainStay Candriam Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYCX
Prospectus Summary | MainStay Candriam Emerging Markets Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYIX
Prospectus Summary | MainStay Candriam Emerging Markets Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCYSX
Prospectus Summary | MainStay Epoch Capital Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECDX
Prospectus Summary | MainStay Epoch Capital Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECVX
Prospectus Summary | MainStay Epoch Capital Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECEX
Prospectus Summary | MainStay Epoch Capital Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECFX
Prospectus Summary | MainStay Epoch Global Equity Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSPX
Prospectus Summary | MainStay Epoch Global Equity Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSIX
Prospectus Summary | MainStay Epoch Global Equity Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSKX
Prospectus Summary | MainStay Epoch Global Equity Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSYX
Prospectus Summary | MainStay Epoch Global Equity Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSZX
Prospectus Summary | MainStay Epoch Global Equity Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSHX
Prospectus Summary | MainStay Epoch Global Equity Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSRX
Prospectus Summary | MainStay Conservative Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKAX
Prospectus Summary | MainStay Conservative Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKNX
Prospectus Summary | MainStay Conservative Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKBX
Prospectus Summary | MainStay Conservative Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKCX
Prospectus Summary | MainStay Conservative Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKIX
Prospectus Summary | MainStay Conservative Allocation Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKKX
Prospectus Summary | MainStay Conservative Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKRX
Prospectus Summary | MainStay Conservative Allocation Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKSX
Prospectus Summary | MainStay Moderate Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRAX
Prospectus Summary | MainStay Moderate Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRDX
Prospectus Summary | MainStay Moderate Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRBX
Prospectus Summary | MainStay Moderate Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRCX
Prospectus Summary | MainStay Moderate Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRIX
Prospectus Summary | MainStay Moderate Allocation Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRKX
Prospectus Summary | MainStay Moderate Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRHX
Prospectus Summary | MainStay Moderate Allocation Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRSX
Prospectus Summary | MainStay Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDAX
Prospectus Summary | MainStay Growth Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDNX
Prospectus Summary | MainStay Growth Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDBX
Prospectus Summary | MainStay Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDCX
Prospectus Summary | MainStay Growth Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDIX
Prospectus Summary | MainStay Growth Allocation Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDKX
Prospectus Summary | MainStay Growth Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDRX
Prospectus Summary | MainStay Growth Allocation Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDSX
Prospectus Summary | MainStay Equity Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXAX
Prospectus Summary | MainStay Equity Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXNX
Prospectus Summary | MainStay Equity Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXBX
Prospectus Summary | MainStay Equity Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXCX
Prospectus Summary | MainStay Equity Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXIX
Prospectus Summary | MainStay Equity Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXRX
Prospectus Summary | MainStay Equity Allocation Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXSX